Related party transactions and balances - Schedule of Key management personnel of the Group comprise the directors (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,287,379	$ 652,175
Provision for end of service benefits	99,487	32,399
Share-based payments	13,360,206	829,746
Key management personnel compensation	$ 14,747,072	$ 1,514,320
No. of key management	7 years	6 years